Long term debt - Deferred Financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Cost	$ 2,784	$ 4,918
Accumulated amortization	588	1,022
Net Book Value	$ 2,196	$ 3,896